Establishment and operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Nov. 19, 2024	Dec. 31, 2023	Jan. 31, 2023	Jan. 04, 2023	Mar. 31, 2022
Establishment and operations
Number of shares authorized	75,000,000		75,000,000
Number of shares issued	9,898,516		6,791,605
Number of shares	9,898,516		6,791,605			13,949,001
Par value per share	$ 0.0001	$ 0.0025
Number of warrants outstanding	17,433,333
Exercise price of warrant	$ 11.5					$ 11.5
Number of common shares A and Earnout Shares issued to each shareholder of Swvl Inc	1,510
Number of Parent Company's common Shares A and Earnout RSUs that each converted option entitles	1,510
Price per share	$ 10					$ 450
Prior To Stock Split [Member]
Establishment and operations
Number of shares authorized	555,000,000
Public Warrants
Establishment and operations
Number of warrants outstanding	11,500,000
Exercise price of warrant				$ 287.5
Private Warrants
Establishment and operations
Number of warrants outstanding	5,933,333
Exercise price of warrant				$ 287.5
Common Shares A
Establishment and operations
Number of shares purchased by PIPE investors	12,188,711
Aggregate purchase price of shares	$ 111.5
Prefunded PIPE Subscription Amount	$ 71.8
Class A Ordinary Shares
Establishment and operations
Number of shares issued	118,496,102
Number of shares	118,496,102
Par value per share	$ 0.0001				$ 0.0001
Number of shares that each warrant entitles	1					1
Price per share						$ 11.5
Preferred shares
Establishment and operations
Number of shares authorized	55,000,000		55,000,000
Preferred shares | Prior To Stock Split [Member]
Establishment and operations
Number of shares authorized	55,000,000